Stockholders' Equity	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Stockholders' Equity
9.	Stockholders’ Equity
Common Stock
As of December 31, 2022 and 2021, the Company’s certificate of incorporation, as amended and restated, authorized the Company to issue 150,000,000 shares of $0.0001 par value common stock.
Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Common stockholders are entitled to receive dividends, as may be declared by the board of directors, if any, subject to the preferential dividend rights of any outstanding preferred stock. No dividends have been declared or paid by the Company through December 31, 2022.
As of December 31, 2022 and 2021, the Company had reserved 23,936,163 and 32,934,776 shares, respectively, of common stock for the exercise of outstanding stock options, the vesting of restricted stock units, shares to be issued under the 2021 ATM Facility, shares to be issued upon the conversion of the Loan Agreement, as amended (defined below), and the number of shares remaining available for future grant under the Company’s 2018 Stock Option and Incentive Plan, 2021 Inducement Plan and 2018 Employee Stock Purchase Plan.
Reserved for future issuance
The Company has reserved for future issuance the following number of shares of common stock:

	As of December 31,
	2022	2021
Options to purchase common stock - 2018 Plan	8,233,330	7,057,258
Shares available for future grant - 2018 Plan	806,429	783,873
Options to purchase common stock - Inducement Plan	210,400	—
Shares available for future grant - Inducement Plan	389,600	—
RSU’s issued and expecting to vest	385,980	—
2018 Employee Stock Purchase Plan	1,405,755	1,084,476
Shares available for conversion of note payable	2,506,306	832,677
Shares available for ATM offering	9,998,363	23,176,492

Total reserved	23,936,163	32,934,776

In August 2021, the Company entered into the Amended Sales Agreement with JonesTrading, which amended the 2020 Sales Agreement to issue and sell up to $80,000 in shares of the Company’s common stock from time to time. As of December 31, 2022, the Company has sold 14,611,756 shares of common stock at-the-market
under the 2021 ATM Facility for net proceeds of $41,421.
In May 2020, the Company entered into the 2020 Sales Agreement with JonesTrading to issue and sell shares up to $50,000 in shares of the Company’s common stock from time to time. As of December 31, 2022, the Company has sold 2,303,545 shares of common stock at-the-market
under the 2020 ATM Facility for net proceeds of $19,479. As of August 2021, the Company had
closed the 2020 ATM Facility.